Consolidated Cash Flow Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net profit/(loss) for the year		$ 611.5	$ 648.0	$ 562.6
Adjustments:
Profit from sale of vessels		(51.3)	(50.4)	(10.2)
Depreciation and amortization		192.0	149.3	139.0
Impairment losses on tangible assets		0.0	0.0	2.6
Share of profit/(loss) from joint ventures		0.0	0.0	(0.2)
Financial income		(24.8)	(14.3)	(4.0)
Financial expenses		74.1	60.9	48.8
Tax expenses/(income)		(2.0)	4.0	(5.9)
Other non-cash movements		22.9	14.5	(3.6)
Dividends received from joint ventures		0.0	0.0	0.0
Interest received and realized exchange gains		24.8	14.3	4.0
Interest paid and realized exchange losses		(66.9)	(66.0)	(49.5)
Income taxes paid		(1.3)	(3.1)	(0.7)
Change in inventories, receivables and payables, etc.		47.8	47.8	(180.9)
Net cash flow from operating activities		826.8	805.0	502.0
Cash flow from investing activities
Investment in tangible fixed assets	[1]	(582.4)	(509.7)	(119.3)
Investment in intangible fixed assets		(1.1)	(0.6)	(0.6)
Acquisition of subsidiaries, net of cash acquired		0.0	0.0	1.1
Sale of tangible fixed assets		130.6	166.4	106.6
Change in restricted cash		10.8	(26.7)	23.5
Net cash flow from investing activities		(442.1)	(370.6)	11.3
Cash flow from financing activities
Proceeds, borrowings		419.4	676.4	96.3
Repayment, borrowings		(256.3)	(585.4)	(275.2)
Dividends paid		(553.3)	(586.4)	(166.7)
Capital increase	[1]	12.5	6.2	8.0
Transaction costs share issue		(0.6)	(0.2)	0.0
Net cash flow from financing activities		(378.3)	(489.4)	(337.6)
Net cash flow from operating, investing, and financing activities		6.4	(55.0)	175.7
Cash and cash equivalents as of January 01		265.5	320.5	144.8
Cash and cash equivalents as of December 31		271.9	265.5	320.5
Restricted cash as of December 31		19.3	30.1	3.3
Cash and cash equivalents, including restricted cash as of December 31		$ 291.2	$ 295.6	$ 323.8

[1]	¹⁾ In 2024, the share capital was increased by USD 331.7m (2023: USD 92.7m, 2022: USD 8.0m) including a USD 319.2m (2023:
USD 86.5m, 2022:USD 0.0m) non-cash share issues in relation to the acquisition of 19 (2023: five, 2022:zero) vessels. Please refer to
Note 18 for further reference.